Label	Element	Value
Pacer Swan SOS Conservative (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: 6.15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.30%
Pacer Swan SOS Conservative (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: 531.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.30%
Pacer Swan SOS Conservative (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: 391.57 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.20%)
Pacer Swan SOS Conservative (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: 631.50 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.30%)
Pacer Swan SOS Conservative (April) ETF | Purchased Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.60%
Pacer Swan SOS Conservative (April) ETF | Written Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.50%)
Pacer Swan SOS Conservative (April) ETF | Cash & Other_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%